Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated March 8, 2016 to the Summary and

Statutory Prospectuses dated April 30, 2015, as supplemented September 1, 2015,

and the Statement of Additional Information (“SAI”) dated April 30, 2015

Important Notice to Investors

Effective March 8, 2016, Rajiv Jain, of Vontobel Asset Management, Inc., is no longer a portfolio manager for the above-named fund. The resulting disclosure changes to the fund’s prospectuses and SAI are described below.

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby revised by removing each reference to Mr. Jain.

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus is hereby replaced with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is the manager of the fund. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016.

The table under “Vontobel” on page 23 of the fund’s statutory prospectus is hereby replaced with the following:

Virtus Emerging Markets Opportunities Fund	Matthew Benkendorf (since March 2016)

The narrative under the referenced table is hereby amended by removing the biographical information for Mr. Jain and replacing it with the following:

Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer (since March 2016) of Vontobel. He serves as Portfolio Manager of the Emerging Markets Opportunities Fund (since March 2016). Previously at Vontobel he served as a Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.

The disclosure for the fund in the table under “Portfolio Managers” on page 81 of the SAI is hereby amended by substituting Matthew Benkendorf’s name where Mr. Jain was previously listed as Portfolio Manager of the fund.

The disclosure in the “Other Accounts (No Performance-Based Fees)” table and the “Other Accounts with Performance-Based Fees” on pages 82 of the SAI is hereby amended by removing each reference to Mr. Jain.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 83 of the SAI is hereby amended by removing the reference to ownership by Mr. Jain.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VIT 8003 Vontobel PMs (3/2016)